Share Capital (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Classes Of Share Capital Text Block Abstract
Schedule of residual value to common shares
Gross proceeds	$3,986,100
Less: total fair value of warrant liability	(2,288,327)
Residual value to common shares	$1,697,773

Schedule residual value to be allocated to common shares and to the warrants
	Number of stock options	Weighted Average Exercise Price
Outstanding options, December 31, 2020	328,068	$13.99
Granted	100,500	$11.50
Expired/Cancelled	(14,000)	$16.38
Outstanding options, December 31, 2021	414,568	$13.88
Granted	1,145,000	$1.15
Expired/Cancelled	(53,430)	$30.90
Outstanding options, December 31, 2022	1,506,138	$3.53

	Number of RSU’s	Weighted Average Issue Price
Outstanding RSU, December 31, 2021	-	$-
Granted	3,195,000	$1.05
Exercised	(30,000)	$1.10
Outstanding RSU, December 31, 2022	3,165,000	$1.05

	Number of options	Weighted average exercise price
Outstanding agent options, December 31, 2020	452,523	$8.02
Expired	(6,597)	$52.68
Outstanding agent options, December 31, 2021	445,926	$7.51
Granted	487,283	$2.51
Expired	(1,702)	$20.49
Outstanding agent options, December 31, 2022	931,507	$4.12

	Number of Warrants	Weighted average exercise price
Outstanding, December 31, 2020	3,591,533	$10.55
Granted	2,142,857	$4.00
Exercised	(544,415)	$5.54
Expired	(68,647)	$62.87
Outstanding, December 31, 2021	5,121,328	$7.64
Granted	27,399,999	$0.93
Expired	(128,386)	$33.47
Outstanding, December 31, 2022	32,392,941	$1.76

Schedule residual value to be allocated to common shares and to the warrants
Grant Date	Number of options outstanding	Number of options exercisable	Weighted Average Exercise Price	Expiry date	Remaining contractual life (years)
24-Dec-18	12,896	12,896	54.00	24-Dec-23	0.98
15-Jan-19	828	828	54.00	15-Jan-24	1.04
21-Mar-19	12,345	12,345	59.00	21-Mar-24	1.22
01-Jan-20	2,069	2,069	54.00	01-Jan-24	1.00
15-Nov-20	95,000	95,000	6.00	15-Nov-30	7.88
15-Nov-20	161,500	161,500	6.00	15-Nov-25	2.88
02-Jan-21	57,000	49,875	11.50	02-Jan-26	3.01
02-Jan-21	5,000	4,375	11.50	02-Jan-31	8.01
18-Jan-21	14,500	12,688	11.50	18-Jan-26	3.05
01-Jan-22	20,000	10,000	4.00	29-Oct-26	3.83
13-Apr-22	795,000	198,750	1.10	13-Apr-27	4.28
12-Jul-22	330,000	55,000	1.10	12-Jul-25	2.53
Total	1,506,138	615,326	3.53		3.86

Grant Date	Number of RSU’s outstanding	Number of RSU’s exercisable	Weighted Average Issue Price
09-Mar-22	2,250,000	1,050,000	$1.03
13-Apr-22	825,000	416,250	$1.10
12-Jul-22	90,000	22,500	$1.10
Outstanding RSU, December 31, 2022	3,165,000	1,488,750	$1.05

Grant Date	Number of options outstanding	Number of options exercisable	Weighted Average Exercise Price	Expiry date	Remaining contractual life (years)

29-Sep-20	113,500	113,500	$6.60	28-Sep-25	3.00
29-Sep-20	266,000	266,000	$6.85	28-Sep-25	3.00
31-Dec-20	64,724	64,724	$11.50	30-Jun-24	1.00
11-Jan-22	434,783	434,783	$2.53	11-Jan-27	4.00
01-Apr-22	52,500	52,500	$2.30	08-Mar-27	4.00
Total	931,507	931,507	$3.38		3.45

Grant Date	Number of Warrants outstanding and exercisable	Exercise Price	Expiry date
29-Sep-20	1,805,585	$6.85	28-Sep-25
31-Dec-20	1,294,500	$11.50	30-Jun-24
03-Nov-21	1,892,857	$2.30	03-Nov-26
11-Jan-22	9,999,999	$2.30	11-Jan-27
12-Oct-22	17,400,000	$0.14	12-Oct-27
Total	32,392,941	$1.76

●	On January 11, 2022 as part of an underwritten public offering, the Company issued a total of 9,999,999 share purchase warrants, exerciseable at $2.30 per warrant and with a term of five years.

●	On October 12, 2022 as part of the underwritten public offering, the Company issued at total of 17,400,000 share purchase warrants, exerciseable at $0.14 per warrant and with at term of five years.

Schedule of weighted average assumptions
	2022	2021	2020
Exercise price	$1.10	$11.50	$6.47
Risk-free interest rate	2.56-3.01%	0.23%	1.68%
Expected life	5	5	5
Annualized volatility	75-80%	85%	83%
Dividend rate	0.00%	0.00%	0.00%